Note 4 - Personnel Expenses, Including Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Summary of Amounts of Personnel Expenses Including Share-based Compensation

The table below presents the amounts of personnel expenses including share-based compensation (in thousands):

	Year ended December 31,
	2022	2023	2024
Salaries, including bonuses	$(43,235)	$(41,890)	$(40,890)
Social security contribution, excluding amounts related to share-based compensation	(5,222)	(5,825)	(6,519)
External temporary hires	(10,318)	(11,796)	(15,568)
Defined contribution pension expense	(4,752)	(3,814)	(4,135)
Other personnel-related expenses	(1,758)	(2,476)	(2,827)
Total personnel expenses, excluding share-based compensation	(65,285)	(65,801)	(69,940)
Share-based compensation expense for Opera-granted awards	(7,439)	(10,500)	(6,846)
Share-based compensation expense for parent-granted awards	(1,865)	(6,450)	(2,872)
Total personnel expenses, including share-based compensation	$(74,588)	$(82,750)	$(79,658)

Summary of Movements in Number of RSUs and Options

The following table shows the movements in the number of RSUs and options:

	Opera: RSUs		Opera: Options		Kunlun: RSUs
	Number of RSUs	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding as of January 1, 2023	1,785,275	$9.90	100,000	$3.40	2,925,000	$1.22
Regular awards during the year	934,359	$8.39	—	$—	6,200,000	$2.01
Dividend adjustment awards during the year	257,551	$—	—	$—	—	$—
Forfeited during the year	(50,203)	$8.66	—	$—	(2,000,000)	$1.68
Exercised during the year	(1,008,509)	$8.37	(60,000)	$1.92	(832,500)	$1.10
Outstanding as of December 31, 2023	1,918,473	$8.67	40,000	$5.62	6,292,500	$1.86
Regular awards during the year	390,000	$12.58	—	$—	1,610,824	$3.22
Dividend adjustment awards during the year	89,946	$—	—	$—	—	$—
Forfeited during the year	(19,295)	$8.84	—	$—	—	$—
Exercised during the year	(961,870)	$8.16	—	$—	(2,199,000)	$1.72
Outstanding as of December 31, 2024	1,417,254	$9.54	40,000	$5.62	5,704,324	$2.23

Summary of Weighted Average Values for Inputs Used in Valuation Techniques	Set forth in the table below are the weighted average values for inputs used in the valuation techniques:

	Opera		Kunlun
	2023 RSU grants	2024 RSU grants	2023 RSU grants	2024 RSU grants
Fair value of underlying share at grant date	$8.46	$12.61	$3.48	$5.78
Expected volatility	50.5%	63.0%	24.6%	23.5%
Risk-free rate	4.9%	4.3%	2.1%	2.1%
Duration of initial simulation period (years to longstop date)	2.49	2.39	N/A	N/A
Duration of second simulation period with postponed exercise (years)	3.00	3.00	N/A	N/A
Exercise price	$—	$—	$1.54	$2.69

Schedule of Compensation to Key Management Personnel (Details)

The table below presents the amounts of expensed compensation to the directors and executive officers of the Company, including the grant-date fair value of vested equity awards (in thousands):

	Year ended December 31,
	2022	2023	2024
Short-term employee benefits	$(2,371)	$(2,495)	$(2,064)
Post-employment and medical benefits	(56)	(72)	(116)
Share-based compensation	(1,488)	(1,693)	(3,571)
Total compensation to key management personnel	$(3,914)	$(4,260)	$(5,751)

Summary of Research and Development Expenditure

The following table presents the amounts of compensation to employees engaged in research and development activities (in thousands):

	Year ended December 31,
	2022	2023	2024
Total research and development expenditure	$(50,537)	$(46,098)	$(54,378)
Less: Capitalized development expenditure (Note 10)	6,825	4,587	7,705
Net research and development expenditure recognized as part of personnel expenses	$(43,713)	$(41,511)	$(46,673)